Primary and secondary segments reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of condensed balance sheets and condensed underlying income statements by primary and secondary segments
The main masses of the balance sheets of the different segments, summarized, are indicated below:

EUR million
	2025
Balance sheet (condensed)	Retail & Commercial Banking	Openbank	Corporate & Investment Banking	Wealth Management & Insurance	Payment Solutions	Corporate Centre	Total
Loans and advances to customers	594,262	203,857	204,210	26,516	977	7,465	1,037,288
Customer deposits	628,026	129,946	221,321	59,127	1,392	1,387	1,041,200
Memorandum items
Gross loans and advances to customersA	591,287	211,894	146,065	26,680	1,002	7,537	984,466
Customers funds	726,779	138,999	149,731	181,509	1,392	1,387	1,199,798
Customer depositsB	616,402	129,909	137,267	58,051	1,392	1,387	944,409
Mutual funds	110,377	9,089	12,464	123,458	—	—	255,389

EUR million
	2024
Balance sheet (condensed)	Retail & Commercial Banking	Openbank	Corporate & Investment Banking	Wealth Management & Insurance	Payment Solutions	Corporate Centre	Total
Loans and advances to customers	598,852	207,107	178,746	24,478	1,066	6,911	1,017,160
Customer deposits	618,628	128,975	198,872	56,663	1,038	1,430	1,005,605
Memorandum items
Gross loans and advances to customersA	600,230	215,164	130,840	24,643	1,087	6,997	978,961
Customers funds	706,505	137,122	147,492	161,304	1,038	1,299	1,154,759
Customer depositsB	607,094	128,933	133,433	55,736	1,038	1,299	927,533
Mutual funds	99,411	8,189	14,059	105,568	—	—	227,226

EUR million
	2023
Balance sheet (condensed)	Retail & Commercial Banking	Openbank	Corporate & Investment Banking	Wealth Management & Insurance	Payment Solutions	Corporate Centre	Total
Loans and advances to customers	610,528	199,158	163,627	22,456	1,165	6,531	1,003,465
Customer deposits	629,243	115,446	200,592	54,462	1,418	1,508	1,002,669
Memorandum items
Gross loans and advances to customersA	611,882	206,649	132,308	22,550	1,194	6,608	981,192
Customers funds	688,569	120,996	166,721	148,292	1,418	1,508	1,127,503
Customer depositsB	600,871	114,334	152,156	53,599	1,418	1,508	923,884
Mutual funds	87,698	6,662	14,565	94,693	—	—	203,618
A.Excluding reverse repos.
B.Excluding repos.
The condensed income statements for the primary segments are as follows:

EUR million
	2025
Underlying income statement (condensed)	Retail & Commercial Banking	Openbank	Corporate & Investment Banking	Wealth Management & Insurance	Payment Solutions	Corporate Centre	Total
Net interest incomeA	26,528	11,036	3,824	1,335	167	(490)	42,401
Net fee income	6,222	1,479	2,552	1,642	1,059	(27)	12,928
Gains (losses) on financial transactionsB	680	(11)	1,281	512	(24)	(82)	2,354
Other operating incomeC	(983)	511	359	552	171	14	625
Total income	32,447	13,015	8,016	4,042	1,373	(585)	58,308
Total Costs	(13,913)	(5,680)	(3,752)	(1,444)	(1,203)	(417)	(26,410)
Net operating incomeD	18,534	7,335	4,264	2,598	170	(1,003)	31,898
Net loan-loss provisionsE	(7,150)	(4,457)	(278)	(20)	(24)	(198)	(12,128)
Other gains (losses) and provisionsF	(385)	(312)	(37)	(14)	(12)	(75)	(834)
Operating profit/(loss) before tax	10,998	2,566	3,949	2,564	134	(1,275)	18,936
Tax on profit	(2,974)	(489)	(1,114)	(532)	(19)	190	(4,939)
Profit from continuing operations	8,024	2,077	2,835	2,032	115	(1,085)	13,997
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	8,024	2,077	2,835	2,032	115	(1,085)	13,997
Non-controlling interests	(314)	(336)	(127)	(50)	(19)	—	(845)
Underlying profit attributable to the parent	7,710	1,741	2,708	1,983	96	(1,085)	13,152
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2024
Underlying income statement (condensed)	Retail & Commercial Banking	Openbank	Corporate & Investment Banking	Wealth Management & Insurance	Payment Solutions	Corporate Centre	Total
Net interest incomeA	27,854	10,777	3,779	1,591	132	(308)	43,824
Net fee income	6,022	1,508	2,415	1,442	958	(11)	12,335
Gains (losses) on financial transactionsB	805	(4)	1,568	256	—	(408)	2,216
Other operating incomeC	(1,617)	596	136	298	150	47	(391)
Total income	33,064	12,877	7,897	3,587	1,240	(680)	57,984
Total Costs	(14,704)	(5,576)	(3,922)	(1,403)	(1,209)	(540)	(27,354)
Net operating incomeD	18,359	7,302	3,975	2,183	31	(1,220)	30,630
Net loan-loss provisionsE	(7,064)	(4,562)	(141)	(42)	(16)	3	(11,822)
Other gains (losses) and provisionsF	(545)	(512)	(19)	(8)	(247)	(99)	(1,431)
Operating profit/(loss) before tax	10,750	2,228	3,815	2,134	(233)	(1,317)	17,377
Tax on profit	(3,132)	(294)	(1,023)	(509)	(57)	162	(4,853)
Profit from continuing operations	7,619	1,934	2,792	1,624	(290)	(1,155)	12,524
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	7,619	1,934	2,792	1,624	(290)	(1,155)	12,524
Non-controlling interests	(273)	(275)	(153)	(40)	(9)	1	(750)
Underlying profit attributable to the parent	7,345	1,659	2,639	1,584	(299)	(1,154)	11,774
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.'Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.'Net Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2023
Underlying income statement (condensed)	Retail & Commercial Banking	Openbank	Corporate & Investment Banking	Wealth Management & Insurance	Payment Solutions	Corporate Centre	Total
Net interest incomeA	25,586	10,221	3,361	1,499	92	(41)	40,718
Net fee income	6,077	1,229	2,013	1,209	954	(13)	11,468
Gains (losses) on financial transactionsB	837	116	1,748	178	(10)	(302)	2,566
Other operating incomeC	(1,707)	709	(22)	197	97	(86)	(812)
Total income	30,792	12,274	7,100	3,082	1,134	(442)	53,940
Total Costs	(14,757)	(5,526)	(3,381)	(1,266)	(1,111)	(460)	(26,501)
Net operating incomeD	16,036	6,748	3,719	1,816	23	(901)	27,439
Net loan-loss provisionsE	(7,542)	(4,106)	(132)	19	(24)	2	(11,784)
Other gains (losses) and provisionsF	(298)	35	(9)	(1)	(15)	(62)	(350)
Operating profit/(loss) before tax	8,195	2,677	3,578	1,834	(17)	(961)	15,305
Tax on profit	(2,076)	(426)	(1,086)	(429)	(59)	(36)	(4,112)
Profit from continuing operations	6,120	2,251	2,491	1,405	(75)	(998)	11,193
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	6,120	2,251	2,491	1,405	(75)	(998)	11,193
Non-controlling interests	(232)	(350)	(163)	(45)	(1)	—	(791)
Underlying profit attributable to the parent	5,887	1,901	2,328	1,360	(77)	(998)	10,402
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 38 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 38 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
The main masses of the balance sheets of the different secondary segments, summarized, are indicated below:

EUR million
	2025
Balance sheet (condensed)	Spain	United Kingdom	Portugal	Openbank Europe	United States	Mexico
Loans and advances to customers	264,950	242,624	41,260	139,322	132,659	48,083
Customer deposits	354,943	225,708	40,576	82,359	122,000	55,595
Memorandum items
Gross loans and advances to customersA	237,385	228,273	41,980	142,477	108,950	49,442
Customers funds	429,464	227,160	46,201	87,559	103,178	68,201
Customer depositsB	322,070	219,440	40,576	82,359	87,686	45,498
Mutual funds	107,394	7,719	5,625	5,200	15,492	22,703

EUR million
	2025
Balance sheet (condensed)	Brazil	Chile	Argentina	Corporate Center	Rest of the Group	Total
Loans and advances to customers	87,653	39,924	8,032	7,465	25,315	1,037,288
Customer deposits	92,256	29,503	9,959	1,387	26,913	1,041,200
Memorandum items
Gross loans and advances to customersA	93,030	40,986	8,611	7,537	25,796	984,466
Customers funds	132,580	42,256	15,894	1,387	45,916	1,199,798
Customer depositsB	80,449	28,293	9,959	1,387	26,691	944,409
Mutual funds	52,132	13,963	5,934	—	19,225	255,389

EUR million
	2024
Balance sheet (condensed)	Spain	United Kingdom	Portugal	Openbank Europe	United States	Mexico
Loans and advances to customers	246,897	246,453	38,410	137,038	134,856	45,054
Customer deposits	323,425	230,408	38,304	81,376	125,403	49,836
Memorandum items
Gross loans and advances to customersA	225,759	236,496	39,143	139,927	117,511	44,715
Customers funds	399,999	230,479	43,186	85,876	108,246	61,160
Customer depositsB	306,389	222,835	38,304	81,376	93,545	41,528
Mutual funds	93,609	7,643	4,882	4,500	14,702	19,632

EUR million
	2024
Balance sheet (condensed)	Brazil	Chile	Argentina	Corporate Center	Rest of the Group	Total
Loans and advances to customers	88,620	40,332	7,684	6,911	24,905	1,017,160
Customer deposits	93,994	30,181	11,293	1,430	19,955	1,005,605
Memorandum items
Gross loans and advances to customersA	93,785	41,405	7,938	6,997	25,285	978,961
Customers funds	129,881	43,383	17,047	1,299	34,204	1,154,759
Customer depositsB	81,378	30,060	11,293	1,299	19,527	927,533
Mutual funds	48,503	13,324	5,754	—	14,677	227,226

EUR million
	2023
Balance sheet (condensed)	Spain	United Kingdom	Portugal	Openbank Europe	United States	Mexico
Loans and advances to customers	239,214	245,743	36,864	132,692	126,843	47,905
Customer deposits	324,099	233,453	36,366	69,334	121,782	53,703
Memorandum items
Gross loans and advances to customersA	229,803	235,111	37,658	135,202	112,671	48,688
Customers funds	386,810	231,667	40,618	72,963	108,062	62,775
Customer depositsB	308,745	224,396	36,366	69,334	95,697	45,693
Mutual funds	78,065	7,272	4,252	3,629	12,364	17,082

EUR million
	2023
Balance sheet (condensed)	Brazil	Chile	Argentina	Corporate Center	Rest of the Group	Total
Loans and advances to customers	96,399	42,616	3,767	6,531	24,892	1,003,465
Customer deposits	110,162	29,578	6,478	1,508	16,207	1,002,669
Memorandum items
Gross loans and advances to customersA	102,583	43,823	3,878	6,608	25,164	981,192
Customers funds	145,044	40,098	10,288	1,508	27,670	1,127,503
Customer depositsB	90,297	29,337	6,478	1,508	16,034	923,884
Mutual funds	54,747	10,761	3,810	—	11,636	203,618
A.Excluding reverse repos.
B.Excluding repos.
The condensed income statements are as follow

EUR million
	2025
Underlying income statement (condensed)	Spain	United Kingdom	Portugal	Openbank Europe	United States	Mexico
Net interest incomeA	7,305	5,008	1,346	4,685	5,888	4,554
Net fee income	3,022	369	506	804	1,328	1,454
Gains (losses) on financial transactionsB	841	(100)	70	(39)	547	427
Other operating incomeC	720	(245)	33	474	165	(130)
Total income	11,887	5,032	1,956	5,925	7,929	6,305
Total Costs	(4,465)	(2,937)	(544)	(2,899)	(3,890)	(2,730)
Net operating incomeD	7,423	2,095	1,412	3,026	4,039	3,575
Net loan-loss provisionsE	(1,142)	(177)	8	(1,363)	(2,244)	(1,239)
Other gains (losses) and provisionsF	(198)	(124)	(3)	(266)	(47)	—
Operating profit/(loss) before tax	6,083	1,794	1,417	1,398	1,748	2,336
Tax on profit	(1,811)	(486)	(405)	(322)	(207)	(627)
Profit/(loss) from continuing operations	4,272	1,307	1,011	1,076	1,541	1,709
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	4,272	1,307	1,011	1,076	1,541	1,709
Non-controlling interests	—	—	(2)	(304)	—	(4)
Attributable profit/(loss) to the parent	4,272	1,307	1,010	772	1,541	1,705

EUR million
	2025
Underlying income statement (condensed)	Brazil	Chile	Argentina	Corporate Centre	Rest of the Group	Total Group
Net interest incomeA	9,380	1,917	1,727	(490)	1,080	42,401
Net fee income	3,193	582	788	(27)	908	12,928
Gains (losses) on financial transactionsB	(64)	230	229	(82)	296	2,354
Other operating incomeC	93	(15)	(510)	14	25	625
Total income	12,602	2,714	2,235	(585)	2,309	58,308
Total Costs	(4,957)	(919)	(978)	(417)	(1,676)	(26,410)
Net operating incomeD	7,645	1,795	1,257	(1,003)	634	31,898
Net loan-loss provisionsE	(4,409)	(531)	(574)	(198)	(260)	(12,128)
Other gains (losses) and provisionsF	(11)	(32)	(33)	(75)	(45)	(834)
Operating profit/(loss) before tax	3,224	1,232	650	(1,275)	328	18,936
Tax on profit	(836)	(189)	(216)	190	(29)	(4,939)
Profit/(loss) from continuing operations	2,388	1,043	434	(1,085)	300	13,997
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,388	1,043	434	(1,085)	300	13,997
Non-controlling interests	(220)	(314)	(1)	—	1	(845)
Attributable profit/(loss) to the parent	2,168	729	433	(1,085)	300	13,152
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2024
Underlying income statement (condensed)	Spain	United Kingdom	Portugal	Openbank Europe	United States	Mexico
Net interest incomeA	7,256	4,950	1,548	4,361	5,693	4,631
Net fee income	2,867	283	467	902	1,152	1,385
Gains (losses) on financial transactionsB	1,100	(18)	45	(24)	371	396
Other operating incomeC	358	(203)	5	405	365	(133)
Total income	11,580	5,011	2,065	5,644	7,580	6,278
Total Costs	(4,509)	(3,050)	(574)	(2,848)	(3,965)	(2,727)
Net operating incomeD	7,071	1,962	1,492	2,796	3,615	3,551
Net loan-loss provisionsE	(1,259)	(64)	(11)	(1,209)	(2,507)	(1,277)
Other gains (losses) and provisionsF	(372)	(104)	—	(456)	(55)	—
Operating profit/(loss) before tax	5,440	1,794	1,481	1,131	1,053	2,274
Tax on profit	(1,678)	(488)	(478)	(255)	56	(598)
Profit/(loss) from continuing operations	3,763	1,306	1,003	876	1,109	1,676
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	3,763	1,306	1,003	876	1,109	1,676
Non-controlling interests	—	—	(2)	(234)	—	(5)
Attributable profit/(loss) to the parent	3,762	1,306	1,001	642	1,109	1,671

EUR million
	2024
Underlying income statement (condensed)	Brazil	Chile	Argentina	Corporate Centre	Rest of the Group	Total Group
Net interest incomeA	10,121	1,822	2,919	(308)	832	43,824
Net fee income	3,414	551	602	(11)	722	12,335
Gains (losses) on financial transactionsB	(37)	238	229	(408)	326	2,216
Other operating incomeC	39	(18)	(1,263)	47	9	(391)
Total income	13,536	2,592	2,487	(680)	1,889	57,984
Total Costs	(5,219)	(942)	(1,337)	(540)	(1,643)	(27,354)
Net operating incomeD	8,318	1,650	1,150	(1,220)	246	30,630
Net loan-loss provisionsE	(4,487)	(497)	(284)	3	(230)	(11,822)
Other gains (losses) and provisionsF	—	(42)	(39)	(99)	(263)	(1,431)
Operating profit/(loss) before tax	3,830	1,111	827	(1,317)	(248)	17,377
Tax on profit	(1,165)	(211)	(161)	162	(37)	(4,853)
Profit/(loss) from continuing operations	2,665	899	666	(1,155)	(285)	12,524
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,665	899	666	(1,155)	(285)	12,524
Non-controlling interests	(243)	(271)	(1)	1	5	(750)
Attributable profit/(loss) to the parent	2,422	629	665	(1,154)	(280)	11,774
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2023
Underlying income statement (condensed)	Spain	United Kingdom	Portugal	Openbank Europe	United States	Mexico
Net interest incomeA	6,641	5,152	1,465	4,193	5,742	4,408
Net fee income	2,699	338	464	796	766	1,374
Gains (losses) on financial transactionsB	688	29	33	117	294	211
Other operating incomeC	(190)	(162)	(17)	375	406	(94)
Total income	9,837	5,358	1,944	5,481	7,209	5,899
Total Costs	(4,815)	(2,928)	(567)	(2,751)	(3,707)	(2,645)
Net operating incomeD	5,022	2,430	1,378	2,730	3,502	3,254
Net loan-loss provisionsE	(1,522)	(247)	(77)	(792)	(2,593)	(1,135)
Other gains (losses) and provisionsF	(100)	(75)	14	82	(46)	—
Operating profit/(loss) before tax	3,399	2,107	1,314	2,019	863	2,119
Tax on profit	(1,029)	(563)	(416)	(493)	69	(541)
Profit/(loss) from continuing operations	2,371	1,545	898	1,526	932	1,577
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,371	1,545	898	1,526	932	1,577
Non-controlling interests	—	—	(2)	(327)	—	(17)
Attributable profit/(loss) to the parent	2,371	1,545	896	1,199	932	1,560

EUR million
	2023
Underlying income statement (condensed)	Brazil	Chile	Argentina	Corporate Centre	Rest of the Group	Total Group
Net interest incomeA	9,116	1,383	1,879	(41)	780	40,718
Net fee income	3,462	572	396	(13)	615	11,468
Gains (losses) on financial transactionsB	483	320	341	(302)	353	2,566
Other operating incomeC	43	11	(1,071)	(86)	(26)	(812)
Total income	13,104	2,285	1,544	(442)	1,721	53,940
Total Costs	(5,430)	(953)	(831)	(460)	(1,415)	(26,501)
Net operating incomeD	7,674	1,332	713	(901)	306	27,439
Net loan-loss provisionsE	(4,701)	(365)	(150)	2	(203)	(11,784)
Other gains (losses) and provisionsF	(62)	(16)	(58)	(62)	(25)	(350)
Operating profit/(loss) before tax	2,911	951	505	(961)	77	15,305
Tax on profit	(776)	(135)	(117)	(36)	(75)	(4,112)
Profit/(loss) from continuing operations	2,135	816	388	(998)	2	11,193
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	2,135	816	388	(998)	2	11,193
Non-controlling interests	(215)	(234)	(2)	—	7	(791)
Attributable profit/(loss) to the parent	1,921	582	386	(998)	9	10,402
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 38 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 38 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax
The tables below reconcile the statutory basis results to the underlying results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2025
Reconciliation of statutory results to underlying results	Statutory results	Adjustments related to the Poland disposal	Other adjustments	Underlying results
Net interest incomeA	42,348	53	—	42,401
Net fee income	12,976	(48)	—	12,928
Gains (losses) on financial transactionsB	2,362	(8)	—	2,354
Other operating incomeC	625	—	—	625
Total income	58,311	(3)	—	58,308
Administrative expenses, depreciation and amortisation	(24,779)	22	—	(24,757)
Other operating costs	0	0	(1,653)	(1,653)
Net operating incomeD	33,532	19	(1,653)	31,898
Net loan-loss provisionsE	(12,596)	1	467	(12,128)
Other gains (losses) and provisionsF	(2,255)	(1)	1,422	(834)
Operating profit/(loss) before tax	18,681	19	236	18,936
Tax on profit	(4,723)	(6)	(210)	(4,939)
Adjusted profit for the year from continuing operations	13,958	13	26	13,997
Profit from discontinued operations (net)	1,542	(1,542)	—	—
Consolidated profit/(loss)	15,500	(1,529)	26	13,997
Non-controlling interests	(1,399)	580	(26)	(845)
Attributable profit/(loss) to the parent	14,101	(949)	—	13,152
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
2024
Reconciliation of statutory results to underlying results	Statutory results	Adjustments related to the Poland disposal	Other adjustments	Underlying results
Net interest incomeA	43,787	37		43,824
Net fee income	12,376	(41)		12,335
Gains (losses) on financial transactionsB	2,211	5		2,216
Other operating incomeC	(331)	(60)		(391)
Total income	58,043	(59)	—	57,984
Administrative expenses, depreciation and amortisation	(25,215)	80	—	(25,135)
Other operating costs	—	—	(2,219)	(2,219)
Net operating incomeD	32,828	21	(2,219)	30,630
Net loan-loss provisionsE	(12,183)	9	352	(11,822)
Other gains (losses) and provisionsF	(3,298)	—	1,867	(1,431)
Operating profit/(loss) before tax	17,347	30	—	17,377
Tax on profit	(4,844)	(9)	—	(4,853)
Adjusted profit for the year from continuing operations	12,503	21	—	12,524
Profit from discontinued operations (net)	1,241	(1,241)	—	—
Consolidated profit/(loss)	13,744	(1,220)	—	12,524
Non-controlling interests	(1,170)	420	—	(750)
Attributable profit/(loss) to the parent	12,574	(800)	—	11,774
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 47 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 47 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

EUR million
2023
Reconciliation of statutory results to underlying results	Statutory results	Adjustments related to the Poland disposal	Other adjustments	Underlying results
Net interest incomeA	40,650	68	—	40,718
Net fee income	11,495	(27)	—	11,468
Gains (losses) on financial transactionsB	2,565	1	—	2,566
Other operating incomeC	(759)	(53)	—	(812)
Total income	53,951	(11)	—	53,940
Administrative expenses, depreciation and amortisation	(24,684)	69	—	(24,615)
Other operating costs	0	—	(1,886)	(1,886)
Net operating incomeD	29,267	58	(1,886)	27,439
Net loan-loss provisionsE	(12,260)	2	474	(11,784)
Other gains (losses) and provisionsF	(2,002)	1	1,651	(350)
Operating profit/(loss) before tax	15,005	61	239	15,305
Tax on profit	(3,880)	(19)	(213)	(4,112)
Adjusted profit for the year from continuing operations	11,125	42	26	11,193
Profit from discontinued operations (net)	1,058	(1,058)	—	—
Consolidated profit/(loss)	12,183	(1,016)	26	11,193
Non-controlling interests	(1,107)	342	(26)	(791)
Attributable profit/(loss) to the parent	11,076	(674)	—	10,402
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 38 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 38 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.